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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08220

ING Variable Products Trust
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING International Value Portfolio
ING MidCap Opportunities Portfolio
ING SmallCap Opportunities Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING International Value Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 94.3%
		Australia: 2.3%
391,200		Australia & New Zealand Banking Group Ltd.	$9,092,442
			9,092,442
		Bermuda: 2.4%
310,400		Frontline Ltd.	9,507,552
			9,507,552
		Canada: 8.9%
1,460,000		Bombardier, Inc. - Class B	8,955,644
529,000		Celestica, Inc.	5,781,970
241,200		Loblaw Cos. Ltd.	8,908,002
214,400	S	Suncor Energy, Inc.	6,976,576
63,100		Toronto Dominion Bank	4,703,067
			35,325,259
		Finland: 1.7%
276,600		Fortum OYJ	6,769,447
			6,769,447
		France: 11.0%
156,400	S	Accor S.A.	8,654,580
65,100		BNP Paribas	4,989,720
193,909		Carrefour S.A.	9,343,036
140,676		Sanofi-Aventis	10,498,475
174,080		Total S.A.	10,103,300
			43,589,111
		Germany: 10.1%
81,100		Allianz AG	10,150,291
90,463		Siemens AG	9,038,841
276,000		ThyssenKrupp AG	9,464,099
124,058		Volkswagen AG	11,370,309
			40,023,540
		Greece: 1.0%
980,000	S	National Bank of Greece S.A. ADR	3,978,800
			3,978,800
		Hong Kong: 5.2%
3,893,500	S	Chaoda Modern Agriculture	4,143,268
1,142,000		HongKong Electric Holdings	6,773,236
1,569,700		Sino Land Co.	3,068,272
1,851,500	I, X	Yue Yuen Industrial Holdings	6,535,795
			20,520,571
		Japan: 24.3%
219,100		Canon, Inc. ADR	10,124,611
866,000		Fujitsu Ltd.	5,685,087
407,100	L	Mitsubishi Corp.	10,690,329
213,200		Mitsumi Electric Co. Ltd.	4,674,306
26,700		Nintendo Co. Ltd.	8,954,208
1,204,000	L	Nippon Express Co. Ltd.	5,185,530
1,391,800		Nomura Holdings, Inc.	10,212,539
301,200		Omron Corp.	7,006,240
419,000	L	Sharp Corp.	5,247,043
247,800		Sony Corp.	9,494,798
155,100	L	Takeda Pharmaceutical Co. Ltd.	6,829,663
258,200		Tokio Marine Holdings, Inc.	7,278,961
127,300		Toyota Motor Corp.	5,118,653
			96,501,968
		Netherlands: 3.8%
418,800	S	Royal Dutch Shell PLC - Class A	12,142,183
173,300		Royal KPN NV	2,750,105
			14,892,288
		Singapore: 1.0%
294,000		United Overseas Bank Ltd.	4,028,832
			4,028,832
		South Africa: 1.2%
308,000		Standard Bank Group Ltd.	4,823,917
			4,823,917
		Spain: 1.6%
764,300		Iberdrola S.A.	6,471,873
			6,471,873
		Sweden: 1.4%
311,100		Skanska AB	5,650,586
			5,650,586
		Switzerland: 4.3%
335,604	@	UBS AG - Reg	5,459,574
116,000	@	Xstrata PLC	2,195,449
36,620		Zurich Financial Services AG	9,392,800
			17,047,823
		United Kingdom: 14.1%
105,700		BP PLC ADR	6,032,299
597,200		GlaxoSmithKline PLC	11,463,094

PORTFOLIO OF INVESTMENTS
ING International Value Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
		United Kingdom (continued)
963,900		HSBC Holdings PLC		$9,768,058
316,056		Imperial Tobacco Group PLC		9,643,293
1,223,700		International Power PLC		5,941,740
4,348,400		Vodafone Group PLC		10,057,474
317,073		WPP PLC		3,281,005
				56,186,963
		Total Common Stock
		(Cost $349,070,067)		374,410,972
RIGHTS: 0.0%
		Germany: 0.0%
108,700		Volkswagen AG		67,536
		Total Rights
		(Cost $-)		67,536
		Total Long-Term Investments
		(Cost $349,070,067)		374,478,508
SHORT-TERM INVESTMENTS: 14.7%
		Affiliated Mutual Fund: 5.5%
22,104,000		ING Institutional Prime Money Market Fund - Class I		22,104,000
		Total Mutual Fund
		(Cost $22,104,000)		22,104,000
		Securities Lending Collateral(cc): 9.2%
36,136,444		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		36,136,444
344,567	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		275,654
		Total Securities Lending Collateral
		(Cost $36,481,011)		36,412,098
		Total Short-Term Investments
		(Cost $58,585,011)		58,516,098
		Total Investments in Securities
		(Cost $407,655,078)*	109.0%	$432,994,606
		Other Assets and Liabilities - Net	(9.0)	(35,666,749)
		Net Assets	100.0%	$397,327,857

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2010.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	*	Cost for federal income tax purposes is $409,445,576.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$36,667,254
		Gross Unrealized Depreciation		(13,118,224)
		Net Unrealized Appreciation		$23,549,030

PORTFOLIO OF INVESTMENTS
ING International Value Portfolio	as of March 31, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Agriculture	3.5%
Apparel	1.6
Auto Manufacturers	4.2
Banks	11.8
Computers	1.4
Distribution/Wholesale	2.7
Diversified Financial Services	2.6
Electric	6.5
Electronics	4.4
Engineering & Construction	1.4
Food	4.6
Home Furnishings	3.7
Insurance	6.8
Iron/Steel	2.4
Lodging	2.2
Media	0.8
Mining	0.6
Miscellaneous Manufacturing	4.5
Office/Business Equipment	2.5
Oil & Gas	8.9
Pharmaceuticals	7.2
Real Estate	0.8
Telecommunications	3.2
Toys/Games/Hobbies	2.3
Transportation	3.7
Short-Term Investments	14.7
Other Assets and Liabilities - Net	(9.0)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Value Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock
Australia	$—	$9,092,442	$—	$9,092,442
Bermuda	9,507,552	—	—	9,507,552
Canada	35,325,259	—	—	35,325,259
Finland	—	6,769,447	—	6,769,447
France	—	43,589,111	—	43,589,111
Germany	—	40,023,540	—	40,023,540
Greece	3,978,800	—	—	3,978,800
Hong Kong	13,309,031	7,211,540	—	20,520,571
Japan	10,124,611	86,377,357	—	96,501,968
Netherlands	—	14,892,288	—	14,892,288
Singapore	—	4,028,832	—	4,028,832
South Africa	—	4,823,917	—	4,823,917
Spain	—	6,471,873	—	6,471,873
Sweden	—	5,650,586	—	5,650,586
Switzerland	—	17,047,823	—	17,047,823
United Kingdom	6,032,299	50,154,664	—	56,186,963
Total Common Stock	78,277,552	296,133,420	—	374,410,972
Rights	—	67,536	—	67,536
Short-Term Investments	58,240,444	—	275,654	58,516,098
Total Investments, at value	$136,517,996	$296,200,956	$275,654	$432,994,606

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Short-Term Investments	$275,654	$—	$—	$—	$—	$—	$—	$—	$275,654
Total Investments, at value	$275,654	$—	$—	$—	$—	$—	$—	$—	$275,654

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 97.5%
		Aerospace/Defense: 1.1%
133,770	@	TransDigm Group, Inc.	$7,095,161
			7,095,161
		Apparel: 2.7%
235,236		Coach, Inc.	9,296,527
300,290	L	Gildan Activewear, Inc.	7,894,624
			17,191,151
		Auto Manufacturers: 0.7%
103,070		Oshkosh Truck Corp.	4,157,844
			4,157,844
		Auto Parts & Equipment: 1.6%
237,710		Cooper Tire & Rubber Co.	4,521,244
179,450		WABCO Holdings, Inc.	5,369,144
			9,890,388
		Banks: 1.0%
169,830		Comerica, Inc.	6,460,333
			6,460,333
		Beverages: 2.3%
520,030		Coca-Cola Enterprises, Inc.	14,384,030
			14,384,030
		Chemicals: 3.2%
60,190	L	Ashland, Inc.	3,176,226
184,160		Ecolab, Inc.	8,093,832
162,370		Sigma-Aldrich Corp.	8,712,774
			19,982,832
		Coal: 1.3%
166,130	@	Alpha Natural Resources, Inc.	8,288,226
			8,288,226
		Commercial Services: 2.6%
89,210	@	Emergency Medical Services Corp.	5,044,826
207,639	@	Euronet Worldwide, Inc.	3,826,787
158,884		Global Payments, Inc.	7,237,166
			16,108,779
		Computers: 4.4%
220,900	@	Cognizant Technology Solutions Corp.	11,261,482
301,680	@	Micros Systems, Inc.	9,919,238
193,654	@	NetApp, Inc.	6,305,374
			27,486,094
		Diversified Financial Services: 5.3%
147,970		Ameriprise Financial, Inc.	6,711,919
456,300	@, L	Blackstone Group LP	6,388,200
299,370		Invesco Ltd.	6,559,197
252,583		Lazard Ltd.	9,017,213
248,530	@	TD Ameritrade Holding Corp.	4,736,982
			33,413,511
		Electric: 0.9%
168,770		Constellation Energy Group, Inc.	5,925,515
			5,925,515
		Electronics: 7.9%
230,780	@	Agilent Technologies, Inc.	7,936,524
246,360	L	Amphenol Corp.	10,393,928
151,800		Brady Corp.	4,724,016
175,240	@	Flir Systems, Inc.	4,941,768
73,398	@	Mettler Toledo International, Inc.	8,015,062
137,660	@	Waters Corp.	9,297,556
142,144		Woodward Governor Co.	4,545,765
			49,854,619
		Environmental Control: 1.9%
104,280	@, L	Stericycle, Inc.	5,683,260
181,910	@	Waste Connections, Inc.	6,177,664
			11,860,924
		Food: 2.2%
320,470		ConAgra Foods, Inc.	8,034,183
138,040		Hershey Co.	5,909,492
			13,943,675
		Healthcare - Products: 4.3%
164,340	@	CareFusion Corp.	4,343,506
217,230	@	Hospira, Inc.	12,306,080
15,230	@	Intuitive Surgical, Inc.	5,302,020
88,440	@	Varian Medical Systems, Inc.	4,893,385
			26,844,991
		Healthcare - Services: 3.2%
396,180	@	Healthsouth Corp.	7,408,566
96,480	@	Laboratory Corp. of America Holdings	7,304,501
969,750	@	Tenet Healthcare Corp.	5,546,970
			20,260,037

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Household Products/Wares: 0.7%
63,680		Church & Dwight Co., Inc.	$4,263,376
			4,263,376
		Insurance: 1.1%
284,500		UnumProvident Corp.	7,047,065
			7,047,065
		Internet: 0.9%
22,560	@	Priceline.com, Inc.	5,752,800
			5,752,800
		Leisure Time: 1.2%
182,663	@	WMS Industries, Inc.	7,660,886
			7,660,886
		Lodging: 1.9%
455,837		Wyndham Worldwide Corp.	11,728,682
			11,728,682
		Machinery - Construction & Mining: 0.9%
105,130		Joy Global, Inc.	5,950,358
			5,950,358
		Machinery - Diversified: 2.6%
146,267		Gardner Denver, Inc.	6,441,599
165,202		Roper Industries, Inc.	9,555,284
			15,996,883
		Media: 3.8%
537,196		CBS Corp. - Class B	7,488,512
117,320	@	Liberty Media Corp. - Starz	6,415,058
273,028		McGraw-Hill Cos., Inc.	9,733,448
			23,637,018
		Miscellaneous Manufacturing: 4.0%
212,180	L	Donaldson Co., Inc.	9,573,562
215,250		Dover Corp.	10,062,938
164,040		Ingersoll-Rand PLC	5,720,075
			25,356,575
		Oil & Gas: 1.5%
218,150	@	McMoRan Exploration Co.	3,191,535
78,670	@	Whiting Petroleum Corp.	6,359,683
			9,551,218
		Oil & Gas Services: 1.7%
214,200	@	Complete Production Services, Inc.	2,474,010
198,050		National Oilwell Varco, Inc.	8,036,869
			10,510,879
		Packaging & Containers: 1.2%
289,704	@	Pactiv Corp.	7,294,747
			7,294,747
		Pharmaceuticals: 6.0%
244,880		AmerisourceBergen Corp.	7,081,930
198,150	@	Forest Laboratories, Inc.	6,213,984
219,960		Herbalife Ltd.	10,144,555
156,940	@	Valeant Pharmaceuticals International	6,734,295
172,556	@	Watson Pharmaceuticals, Inc.	7,207,664
			37,382,428
		Pipelines: 1.0%
271,180		Williams Cos., Inc.	6,264,258
			6,264,258
		Retail: 7.5%
262,950	@, L	Bed Bath & Beyond, Inc.	11,506,692
190,360		Guess ?, Inc.	8,943,113
145,990	@	Gymboree Corp.	7,537,464
217,610		Ross Stores, Inc.	11,635,607
168,670		TJX Cos., Inc.	7,171,848
			46,794,724
		Semiconductors: 5.4%
176,160		Broadcom Corp.	5,844,989
559,740	@	Marvell Technology Group Ltd.	11,407,501
542,730		National Semiconductor Corp.	7,842,449
432,650	@	QLogic Corp.	8,782,795
			33,877,734
		Software: 8.2%
27,361	@, L	Allscripts Healthcare Solutions, Inc.	535,181
179,250	@	Ansys, Inc.	7,732,845
291,450	@	BMC Software, Inc.	11,075,100
254,620	@	Check Point Software Technologies	8,926,977
228,170	@	Intuit, Inc.	7,835,358
157,110	@	MSCI, Inc. - Class A	5,671,671
203,880	@	Sybase, Inc.	9,504,886
			51,282,018
		Telecommunications: 1.3%
217,880	@	SBA Communications Corp.	7,858,932
			7,858,932
		Total Common Stock
		(Cost $508,152,361)	611,358,691

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
REAL ESTATE INVESTMENT TRUSTS: 0.8%
		Storage: 0.8%
54,690		Public Storage, Inc.		$5,030,933
		Total Real Estate Investment Trusts
		(Cost $4,296,879)		5,030,933
		Total Long-Term Investments
		(Cost $512,449,240)		616,389,624
SHORT-TERM INVESTMENTS: 2.6%
		Affiliated Mutual Fund: 2.1%
13,132,000		ING Institutional Prime Money Market Fund - Class I		13,132,000
		Total Mutual Fund
		(Cost $13,132,000)		13,132,000
		Securities Lending Collateral(cc): 0.5%
2,313,375		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		2,313,375
1,315,745	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		1,052,596
		Total Securities Lending Collateral
		(Cost $3,629,120)		3,365,971
		Total Short-Term Investments
		(Cost $16,761,120)		16,497,971
		Total Investments in Securities
		(Cost $529,210,360)*	100.9%	$632,887,595
		Other Assets and Liabilities - Net	(0.9)	(5,512,831)
		Net Assets	100.0%	$627,374,764

	@	Non-income producing security
	I	Illiquid Security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is  being fair valued daily.

	L	Loaned security, a portion or all of the security is on loan at March 31, 2010.
	*	Cost for federal income tax purposes is $533,256,977.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$107,070,390
		Gross Unrealized Depreciation		(7,439,772)
		Net Unrealized Appreciation		$99,630,618

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock*	$611,358,691	$—	$—	$611,358,691
Real Estate Investment Trusts	5,030,933	—	—	5,030,933
Short-Term Investments	15,445,375	—	1,052,596	16,497,971
Total Investments, at value	$631,834,999	$—	$1,052,596	$632,887,595

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Short-Term Investments	$1,052,596	$—	$—	$—	$—	$—	$—	$—	$1,052,596
Total Investments, at value	$1,052,596	$—	$—	$—	$—	$—	$—	$—	$1,052,596

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $XXXXX.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 94.2%
		Aerospace/Defense: 1.9%
28,038	@	Moog, Inc.	$993,106
22,800	@	Teledyne Technologies, Inc.	940,956
15,100		Triumph Group, Inc.	1,058,359
			2,992,421
		Airlines: 0.3%
7,400	@, L	Allegiant Travel Co.	428,164
			428,164
		Apparel: 0.7%
39,300		Gildan Activewear, Inc.	1,033,197
			1,033,197
		Auto Parts & Equipment: 0.9%
77,009		Cooper Tire & Rubber Co.	1,464,711
			1,464,711
		Banks: 2.0%
28,305		Old National Bancorp.	338,245
79,900		Oriental Financial Group	1,078,650
20,000	@	SVB Financial Group	933,200
20,900		Wintrust Financial Corp.	777,689
			3,127,784
		Biotechnology: 4.5%
23,200	@	Acorda Therapeutics, Inc.	793,440
15,600	@, L	AMAG Pharmaceuticals, Inc.	544,596
4,385	@	Bio-Rad Laboratories, Inc.	453,935
61,804	@	Human Genome Sciences, Inc.	1,866,481
22,500	@	InterMune, Inc.	1,002,825
56,200	@	Medicines Co.	440,608
5,300	@	Millipore Corp.	559,680
14,400	@, L	OncoGenex Pharmaceutical, Inc.	295,632
24,000	@	Regeneron Pharmaceuticals, Inc.	635,760
120,622	@	Vical, Inc.	405,290
			6,998,247
		Building Materials: 0.6%
33,600		Simpson Manufacturing Co., Inc.	932,736
			932,736
		Chemicals: 1.2%
19,166		Albemarle Corp.	817,047
19,500		Minerals Technologies, Inc.	1,010,880
			1,827,927
		Commercial Services: 7.8%
21,584		Arbitron, Inc.	575,429
14,281	@	Capella Education Co.	1,325,848
30,700		Chemed Corp.	1,669,466
39,600	@, L	Coinstar, Inc.	1,287,000
52,035		Diamond Management & Technology Consultants, Inc.	408,475
19,522		Equifax, Inc.	698,888
61,800	@	Euronet Worldwide, Inc.	1,138,974
55,200	@	Geo Group, Inc.	1,094,064
39,000		Monro Muffler, Inc.	1,394,640
19,588	@	Steiner Leisure Ltd.	868,140
25,927		Towers Watson & Co.	1,231,533
29,298	@	TrueBlue, Inc.	454,119
			12,146,576
		Computers: 4.2%
26,300	@	CACI International, Inc.	1,284,755
67,600	@, L	Fortinet, Inc.	1,188,408
128,600	@	Mentor Graphics Corp.	1,031,372
38,500	@	Micros Systems, Inc.	1,265,880
49,731	@	Netezza Corp.	636,059
49,100	@	SYKES Enterprises, Inc.	1,121,444
			6,527,918
		Distribution/Wholesale: 5.3%
40,415	@	Fossil, Inc.	1,525,262
53,400	@	LKQ Corp.	1,084,020
35,100		Owens & Minor, Inc.	1,628,289
48,000		Pool Corp.	1,086,720
39,200	@	Scansource, Inc.	1,128,176
31,100		Watsco, Inc.	1,768,968
			8,221,435
		Diversified Financial Services: 2.3%
40,200		Artio Global Investors, Inc.	994,548
10,630	L	Greenhill & Co., Inc.	872,617
32,000	@	Stifel Financial Corp.	1,720,000
			3,587,165

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Electric: 0.6%
7,300		CH Energy Group, Inc.	$298,132
19,900		Unisource Energy Corp.	625,656
			923,788
		Electronics: 1.5%
37,593	@	Flir Systems, Inc.	1,060,123
39,300		Woodward Governor Co.	1,256,814
			2,316,937
		Entertainment: 2.1%
54,200	@	Bally Technologies, Inc.	2,197,268
61,400		Cinemark Holdings, Inc.	1,126,076
			3,323,344
		Environmental Control: 1.3%
17,496	@, L	Clean Harbors, Inc.	972,078
33,109	@	Waste Connections, Inc.	1,124,382
			2,096,460
		Food: 1.5%
29,800		Diamond Foods, Inc.	1,252,792
43,000		Flowers Foods, Inc.	1,063,820
			2,316,612
		Healthcare - Products: 5.7%
27,488	@	Haemonetics Corp.	1,570,939
23,200	@	Hanger Orthopedic Group, Inc.	421,776
33,100	@, L	Luminex Corp.	557,073
33,400	@	Masimo Corp.	886,770
60,054		Meridian Bioscience, Inc.	1,223,300
52,300	@, L	Merit Medical Systems, Inc.	797,575
28,598	@	Micrus Endovascular Corp.	563,953
38,500	@	Sirona Dental Systems, Inc.	1,464,155
16,866	@	SonoSite, Inc.	541,567
25,600		Steris Corp.	861,696
			8,888,804
		Healthcare - Services: 3.9%
49,500	@	AMERIGROUP Corp.	1,645,380
38,000	@	Centene Corp.	913,520
110,831	@, L	Healthsouth Corp.	2,072,538
18,219	@	Psychiatric Solutions, Inc.	542,926
26,100		Universal Health Services, Inc.	915,849
			6,090,213
		Insurance: 0.4%
5,000		Primerica, Inc.	75,000
28,000		Tower Group, Inc.	620,760
			695,760
		Internet: 1.3%
24,504	@	Blue Coat Systems, Inc.	760,604
54,088	@	Sourcefire, Inc.	1,241,320
			2,001,924
		Iron/Steel: 0.0%
9,859	L	Gerdau AmeriSteel Corp.	77,196
			77,196
		Leisure Time: 0.7%
21,200		Polaris Industries, Inc.	1,084,592
			1,084,592
		Lodging: 0.4%
25,600		Wyndham Worldwide Corp.	658,688
			658,688
		Machinery - Diversified: 1.5%
44,000		Cognex Corp.	813,560
25,196	L	Gorman-Rupp Co.	640,986
14,092		Nordson Corp.	957,129
			2,411,675
		Metal Fabricate/Hardware: 0.4%
38,900		Commercial Metals Co.	585,834
			585,834
		Miscellaneous Manufacturing: 2.6%
59,800		Actuant Corp.	1,169,090
26,800		Acuity Brands, Inc.	1,131,228
29,175	@	EnPro Industries, Inc.	848,409
68,000	@, L	Hexcel Corp.	981,920
			4,130,647
		Oil & Gas: 2.9%
28,100	@	Bill Barrett Corp.	862,951
45,800	@	Carrizo Oil & Gas, Inc.	1,051,110
36,900		Holly Corp.	1,029,879
107,415	@	McMoRan Exploration Co.	1,571,481
			4,515,421
		Oil & Gas Services: 1.7%
7,700	L	Core Laboratories NV	1,007,160
27,100	@	Dril-Quip, Inc.	1,648,764
			2,655,924
		Packaging & Containers: 1.0%
26,518		Silgan Holdings, Inc.	1,597,179
			1,597,179

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals: 3.8%
35,100	@	Allos Therapeutics, Inc.	$260,793
20,200	@, L	Auxilium Pharmaceuticals, Inc.	629,432
16,300	@	BioMarin Pharmaceuticals, Inc.	380,931
80,500	@	Cypress Bioscience, Inc.	394,450
49,720	@	Nektar Therapeutics	756,241
23,718	@	Neogen Corp.	595,322
39,000	@	Onyx Pharmaceuticals, Inc.	1,180,920
48,900	@, L	Savient Pharmaceuticals, Inc.	706,605
34,773	@	Vanda Pharmaceuticals, Inc.	401,280
67,100	@, L	Vivus, Inc.	585,112
			5,891,086
		Retail: 8.2%
12,624	@	America’s Car-Mart, Inc.	304,491
50,900	@	California Pizza Kitchen, Inc.	854,611
27,000		Casey’s General Stores, Inc.	847,800
35,000	@	Gymboree Corp.	1,807,050
35,300	@	Hibbett Sporting Goods, Inc.	902,974
26,252	@	J Crew Group, Inc.	1,204,967
58,000	@	Jack in the Box, Inc.	1,365,900
18,915	@	Jo-Ann Stores, Inc.	794,052
51,107	@	Lumber Liquidators	1,363,024
99,790	@	OfficeMax, Inc.	1,638,552
24,900	@, L	PF Chang’s China Bistro, Inc.	1,098,837
122,033	@	Wet Seal, Inc.	580,877
			12,763,135
		Semiconductors: 4.6%
49,062	@, L	Formfactor, Inc.	871,341
171,900	@	Integrated Device Technology, Inc.	1,053,747
47,133	@	MKS Instruments, Inc.	923,335
44,400	@	Monolithic Power Systems, Inc.	990,120
79,800	@	ON Semiconductor Corp.	638,400
89,400	@	Semtech Corp.	1,558,242
103,424		Verigy Ltd.	1,156,280
			7,191,465
		Software: 10.2%
25,038	@	Ansys, Inc.	1,080,139
49,300	@	Aspen Technology, Inc.	505,325
56,240		Blackbaud, Inc.	1,416,686
38,800	@, L	Blackboard, Inc.	1,616,408
29,400	@	Commvault Systems, Inc.	627,690
89,100	@	EPIQ Systems, Inc.	1,107,513
72,400	@	Informatica Corp.	1,944,664
62,000	@	MedAssets, Inc.	1,302,000
26,100	@	MSCI, Inc. - Class A	942,210
26,100		Pegasystems, Inc.	965,700
59,503		Solera Holdings, Inc.	2,299,791
32,300	@	Sybase, Inc.	1,505,826
75,300	@	THQ, Inc.	527,853
			15,841,805
		Telecommunications: 4.7%
55,300		Adtran, Inc.	1,457,155
51,528		Alaska Communications Systems Group, Inc.	418,407
14,000	@	CommScope, Inc.	392,280
49,700	@	Comtech Telecommunications	1,589,903
19,600	@	LogMeIn, Inc.	405,524
29,500	@	Polycom, Inc.	902,110
32,100	@	SBA Communications Corp.	1,157,847
54,000	@	Tekelec	980,640
			7,303,866
		Transportation: 1.5%
40,700	@	Genesee & Wyoming, Inc.	1,388,684
45,600		Knight Transportation, Inc.	961,704
			2,350,388
		Total Common Stock
		(Cost $123,157,393)	147,001,024
REAL ESTATE INVESTMENT TRUSTS: 2.0%
		Apartments: 0.8%
23,300		Mid-America Apartment Communities, Inc.	1,206,707
			1,206,707
		Diversified: 0.6%
18,000	L	Digital Realty Trust, Inc.	975,600
			975,600
		Shopping Centers: 0.6%
23,500		Tanger Factory Outlet Centers, Inc.	1,014,260
			1,014,260
		Total Real Estate Investment Trusts
		(Cost $2,577,330)	3,196,567

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
EXCHANGE-TRADED FUNDS: 1.2%
		Exchange-Traded Funds: 1.2%
25,107	L	iShares Russell 2000 Growth Index Fund		$1,838,837
		Total Exchange-Traded Funds
		(Cost $1,673,379)		1,838,837
		Total Long-Term Investments
		(Cost $127,408,102)		152,036,428
SHORT-TERM INVESTMENTS: 13.3%
		Affiliated Mutual Fund: 2.6%
4,098,000		ING Institutional Prime Money Market Fund - Class I		4,098,000
		Total Mutual Fund
		(Cost $4,098,000)		4,098,000
		Securities Lending Collateral(cc): 10.7%
16,230,777		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		16,230,777
467,298	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		373,839
		Total Securities Lending Collateral
		(Cost $16,698,075)		16,604,616
		Total Short-Term Investments
		(Cost $20,796,075)		20,702,616
		Total Investments in Securities
		(Cost $148,204,177)*	110.7%	$172,739,044
		Other Assets and Liabilities - Net	(10.7)	(16,719,488)
		Net Assets	100.0%	$156,019,556

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2010.
	*	Cost for federal income tax purposes is $152,282,384.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$27,251,489
		Gross Unrealized Depreciation		(6,794,829)
		Net Unrealized Appreciation		$20,456,660

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock*	$147,001,024	$—	$—	$147,001,024
Real Estate Investment Trusts	3,196,567	—	—	3,196,567
Exchange-Traded Funds	1,838,837	—	—	1,838,837
Short-Term Investments	20,328,777	—	373,839	20,702,616
Total Investments, at value	$172,365,205	$—	$373,839	$172,739,044

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Short-Term Investments	$373,839	$—	$—	$—	$—	$—	$—	$—	$373,839
Total Investments, at value	$373,839	$—	$—	$—	$—	$—	$—	$—	$373,839

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Products Trust
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 26, 2010

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 26, 2010